UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21177

Name of Fund: BlackRock California Insured Municipal Income Trust (BCK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
California Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock California Insured Municipal Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 140.8%
County/City/Special District/School Benicia, California, Unified School District, GO, Series B,
District - 77.2%	5.531%, 8/01/23 (a)(b)	$ 6,500	$ 3,030,690
	Central Unified School District, California, GO (Election of
	2008), Series A, 5.625%, 8/01/33 (c)	400	411,992
	Ceres, California, Unified School District, GO (Election of
	2001), Series B, 5.906%, 8/01/30 (a)(b)(d)	3,055	898,109
	Ceres, California, Unified School District, GO (Election of
	2001), Series B, 5.914%, 8/01/31 (a)(b)(d)	3,180	879,938
	Ceres, California, Unified School District, GO (Election of
	2001), Series B, 5.919%, 8/01/32 (a)(b)(d)	3,300	859,254
	Ceres, California, Unified School District, GO (Election of
	2001), Series B, 5.923%, 8/01/33 (a)(b)(d)	3,440	840,495
	Ceres, California, Unified School District, GO (Election of
	2001), Series B, 5.892%, 8/01/34 (a)(b)(d)	3,575	830,472
	Ceres, California, Unified School District, GO (Election of
	2001), Series B, 5.896%, 8/01/35 (a)(b)(d)	3,275	716,897
	Evergreen, California, Elementary School District, GO (Election
	of 2006), Series B, 5.125%, 8/01/33 (c)	5,000	5,009,450
	Fontana Unified School District, California, GO (Election of
	2006), Series B, 5.25%, 8/01/26 (e)	5,400	5,668,110
	Glendale, California, Community College District, GO (Election
	of 2002), Series D, 5%, 11/01/31 (a)	2,500	2,473,300
	Hemet, California, Unified School District, GO, Series B,
	5.125%, 8/01/37 (c)	2,140	2,113,122
	Kern County, California, COP (Capital Improvements Projects),
	Series A, 6%, 8/01/35 (c)	1,500	1,569,285
	Long Beach, California, Unified School District, GO (Election of
	2008), Series A, 5.75%, 8/01/33	1,000	1,059,730
	Los Angeles, California, Community College District, GO
	(Election of 2001), Series A, 5%, 8/01/32 (d)(e)	3,000	2,975,400
	Los Angeles, California, Community College District, GO,
	Refunding (Election of 2008), Series A, 6%, 8/01/33	3,825	4,116,350
	Los Angeles, California, Unified School District, GO, Series D,
	5%, 7/01/26	600	611,886
	Morongo, California, Unified School District, GO (Election of
	2005), Series A, 5.25%, 8/01/38 (c)	1,775	1,780,130
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

COP	Certificates of Participation
GO	General Obligation Bonds
VRDN	Variable Rate Demand Notes

BlackRock California Insured Municipal Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Murrieta Valley, California, Unified School District, Public
	Financing Authority, Special Tax Revenue Bonds, Series A,
	5.125%, 9/01/26 (c)	$ 1,000	$ 1,005,640
	Riverside, California, Unified School District, GO (Election of
	2001), Series A, 5%, 2/01/27 (a)(d)	5,000	5,004,650
San Diego, California, Community College District, GO
	(Election of 2002), 5.25%, 8/01/33	2,000	2,042,540
	San Jose, California, Financing Authority, Lease Revenue
	Refunding Bonds (Civic Center Project), Series B,
	5%, 6/01/37 (f)	6,000	5,815,440
	San Leandro, California, Unified School District, GO (Election
	of 2006), Series B, 6.25%, 8/01/29 (e)	1,125	1,232,899
	Stockton, California, Unified School District, GO (Election of
	2005), 5%, 8/01/31 (e)	3,000	2,991,810
	Westminster, California, Redevelopment Agency, Westminster
	Commercial Redevelopment Project Number 1, Subordinate
	Tax Allocation Bonds (Police Facility), 6.25%, 11/01/39 (c)	1,000	1,053,160
			54,990,749
Education - 14.3%	Alameda County, California, Joint Powers Authority, Lease
	Revenue Refunding Bonds, 5%, 12/01/34 (e)	1,200	1,153,200
	California Educational Facilities Authority Revenue Bonds
	(Scripps College), 5%, 8/01/31 (a)	2,385	2,591,613
	Pittsburg, California, GO (Election of 2006), Series B, 5.50%,
	8/01/34 (e)	2,000	2,040,240
	Snowline, California, Joint Unified School District, COP (2009
	Refinancing Program), 5.75%, 9/01/38 (c)	2,000	2,030,760
	University of California Revenue Bonds, Series O, 5.75%,
	5/15/34	2,200	2,365,704
			10,181,517
State - 11.4%	California State, GO, 6.50%, 4/01/33	3,875	4,212,125
	California State University, Systemwide Revenue Refunding
	Bonds, Series A, 5%, 11/01/30 (f)	4,000	3,942,960
			8,155,085
Transportation - 5.3%	San Joaquin Hills, California, Transportation Corridor Agency,
	Toll Road Revenue Refunding Bonds, Series A,
	5.49%, 1/15/31 (a)(b)	20,000	3,759,800
Utilities - 32.6%	California State Department of Water Resources, Water
	System Revenue Refunding Bonds (Central Valley Project),
	Series AE, 5%, 12/01/28	2,500	2,623,800
	East Bay Municipal Utility District, California, Water System
	Revenue Bonds, Sub-Series A, 5%, 6/01/35 (a)	3,000	3,000,000
	East Bay Municipal Utility District, California, Water System
	Revenue Refunding Bonds, Series A, 5%, 6/01/37 (a)(d)	4,000	3,970,200
Los Angeles, California, Wastewater System Revenue
	Refunding Bonds, Series A, 5%, 6/01/32 (a)(d)	4,000	3,951,520

BlackRock California Insured Municipal Income Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Los Angeles, California, Wastewater System Revenue
	Refunding Bonds, Sub-Series A, 5%, 6/01/27 (a)	$ 5,000	$ 5,037,850
Metropolitan Water District of Southern California,
	Waterworks Revenue Bonds, Series B-2, 5%, 10/01/27 (a)(d)	1,750	1,788,185
	Napa, California, Water Revenue Bonds, 5%, 5/01/35 (f)	3,000	2,886,090
			23,257,645
	Total Municipal Bonds - 140.8%		100,344,796
	Municipal Bonds Transferred to Tender
	Option Bond Trusts (g)
California - 13.4%
Utilities - 13.4%	San Diego County, California, Water Authority, Water Revenue
	Refunding Bonds, COP, Series A, 5%, 5/01/32 (a)	5,292	5,297,245
	San Diego County, California, Water Authority, Water Revenue
	Refunding Bonds, COP, Series A, 5%, 5/01/33 (e)	4,250	4,208,860
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 13.4%		9,506,105
	Total Long-Term Investments
	(Cost - $111,372,586) - 154.2%		109,850,901
	Short-Term Securities
California - 4.2%	Los Angeles County, California, Metropolitan Transportation
	Authority, Sales Tax Revenue Refunding Bonds, Proposition
	C, VRDN, Second Senior Series A, 5.75%, 6/08/09 (a)(h)	3,000	3,000,000
		Shares
Money Market Fund - 2.4%	CMA California Municipal Money Fund, 0.07% (i)(j)	1,711,916	1,711,916
	Total Short-Term Securities (Cost - $4,711,916) - 6.6%		4,711,916
	Total Investments (Cost - $116,084,502*) - 160.8%		114,562,817
	Liabilities in Excess of Other Assets- (1.4)%		(985,883)
Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (6.7)%		(4,774,929)
	Preferred Shares, at Redemption Value - (52.7)%		(37,553,574)
	Net Assets Applicable to Common Shares - 100.0%	$ 71,248,431

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 111,364,775
Unrealized appreciation	1,628,717
Unrealized depreciation	(3,202,524)
Net unrealized depreciation	$ (1,573,807)

(a) NPFGC Insured.

(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c) Assured Guaranty Insured.

(d) FGIC Insured.

(e) FSA Insured.

(f) AMBAC Insured.

BlackRock California Insured Municipal Income Trust
Schedule of Investments May 31, 2009 (Unaudited)

(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h) Security may have a maturity of more than one year at the time of issuance but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(i) Investments in companies considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA California Municipal Money Fund	(4,560,951)	$ 36,477

(j) Represents the current yield as of report date.

• Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 1,711,916
Level 2	112,850,901
Level 3	-
Total	$ 114,562,817

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal Income Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Insured Municipal Income Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Insured Municipal Income Trust

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Insured Municipal Income Trust

Date: July 15, 2009